Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 44,275
Depreciation & impairment expense	(69)	$ (492)	$ (304)
Ending balance	38,060	44,275
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	44,275	69,423	73,845
Additions	1,776	706	6,197
Disposal	(102)	(3,447)
Depreciation & impairment expense	(8,399)	(8,046)	(9,021)
Translation adjustments	510	(1,099)	(1,598)
Reclassification to assets held for sale		(13,263)
Ending balance	38,060	44,275	69,423
Gross value at end of period	69,885	67,163	89,478
Accumulated depreciation and impairment at end of period		(22,889)	(20,056)
Accumulated depreciation at end of period	(31,825)
Right-of-use assets [member] | Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	33,666	55,197	62,424
Additions	1,678	396	(139)
Disposal	(102)	(2,988)
Depreciation & impairment expense	(5,081)	(4,766)	(5,721)
Translation adjustments	442	(915)	(1,367)
Reclassification to assets held for sale		(13,257)
Ending balance	30,602	33,666	55,197
Gross value at end of period	51,863	49,421	69,782
Accumulated depreciation and impairment at end of period		(15,755)	(14,586)
Accumulated depreciation at end of period	(21,261)
Right-of-use assets [member] | Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	10,608	14,226	11,421
Additions	98	310	6,336
Disposal	0	(459)
Depreciation & impairment expense	(3,318)	(3,280)	(3,300)
Translation adjustments	69	(183)	(231)
Reclassification to assets held for sale		(6)
Ending balance	7,457	10,608	14,226
Gross value at end of period	18,022	17,742	19,696
Accumulated depreciation and impairment at end of period		$ (7,133)	$ (5,470)
Accumulated depreciation at end of period	$ (10,565)